Stock-Based Compensation and Stock Purchase Plans - Summary of RSU Awards (Detail) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units (RSUs) [Member]
Summary of unvested stock option awards
Unvested Outstanding, shares, beginning balance	213,000
Outstanding Granted, shares	388,000	0	0
Outstanding Vested, shares	(70,994)
Outstanding Forfeited, shares
Unvested Outstanding, shares, ending balance	530,006	213,000
Unvested Outstanding, Weighted - Average Grant - Date Fair Value, beginning balance	$ 7.38
Granted, Weighted - Average Grant - Date Fair Value	$ 5.12
Vested, Weighted - Average Grant - Date Fair Value	$ (5.68)
Forfeited, Weighted - Average Grant - Date Fair Value
Unvested Outstanding, Weighted - Average Grant - Date Fair Value, ending balance	$ 9.07	$ 7.38